General information	12 Months Ended
Dec. 31, 2021
General information
General information
1.        General Information

Getnet Adquirência e Serviços para Meios de Pagamento S.A. ("Getnet" or "Company" or "Parent"), formerly controlled by Banco Santander (Brasil) S.A. ("Banco Santander"), on February 25, 2021 had its partial spin-off approved, becoming indirectly controlled by Banco Santander S.A. ("Banco Santander Spain"). After, on November 11, 2021, it became controlled by PagoNxt Merchant Solutions S.L., ("PagoNxt Spain"), company that is also part of Santander Business Group ("Santander Group"), from the partial spin-off of the former controlling shareholders' interests.

The change in the ownership interest is part of a corporate reorganization of the Santander Group and does not present any change in the final controlling shareholders or in the management structure of the Company.

Getnet, constituted in the form of a corporation, domiciled on Av. Pres. Juscelino Kubitschek, 2041 Vila Nova Conceição – São Paulo - SP, operates in the market of acquiring and services for means of payment, regulated by the National Monetary Council (“CMN”) and the Central Bank of Brazil (“BACEN”), and its operations are mainly aimed at:

  Merchant acquisition revenue related to the accreditation for retailer and service providers establishments to accept credit and debit cards;
  Processing services revenue related to the capture, transmission and processing of data and information using a network consisting of different types of equipment;
  POS rental revenue related to installing, uninstalling, monitoring, supplying, providing maintenance, and leasing equipment used in transaction capture networks, such as Point-of-Sales (“POS”) devices;
  Recharges sale revenue where it acts as a distributor of telecommunication operators for the commercialization of telephony and data recharge digital credits.
  Profit share revenue that are recognized at the time of transfer of the respective prepayments by Santander Brazil (further details note 11);
  Other revenue from:  i) the management of payments and receipts in the establishments accredited to Getnet’s network; ii) developing and selling or licensing software, iii) selling products or distributing services from entities that provide registry information; iv) providing technical, commercial, and logistic infrastructure services for the businesses related to the receipt of bills from dealers, banks, and other collection documents and issuing electronic currency pursuant to the regulations of the BACEN by providing the following services: (a) management of prepaid payment accounts; (b) provision of payment transactions based on electronic currency transferred to prepaid payment accounts; and, (c) conversion of funds into physical or book currency, with the possibility of enabling its acceptance through the settlement in any prepaid payment account it manages.

The spin-off of Getnet from Banco Santander (Brasil) S.A.

On February 25, 2021, Banco Santander (Brasil) S.A. (“Santander Brazil”) informed its shareholders and the market of the approval by its Board of Executive Directors of the proposed segregation of the equity interests held by Santander Brazil in its wholly-owned subsidiary Getnet, through a spin-off from Santander Brazil, deliberated by its shareholders at an extraordinary shareholders’ meeting. Additionally, at the same date, Santander Brazil’s Supervisory Board issued a favorable opinion on the proposed spin-off.

After the approval of the studies and proposal from the Board of Directors of Santander Brazil, on March 31, 2021, the shareholders of Santander Brazil and Getnet approved the spin-off.  As a result, Getnet registered in its shareholders equity the portion of the net assets contributed from Santander Brazil spin-off, which correspond to the deferred tax asset registered in the amount of R$398,533 thousand. The operation became effective immediately upon the approval by the shareholders of both companies on March 31, 2021.

Approval of Getnet spin-off from Santander Brazil by BACEN

On July 14, 2021, through the published statement in the Official Gazette No. 131, Section 3 of the BACEN, the competent board approved the incorporation of Santander Brazil's assets portion related to its participation in Getnet. The delivery of Getnet shares and units to Santander Brazil shareholders in Brazil, took place after the cut-off date for delivering the shares and units on October 15, 2021, with the delivery of shares on October 18, 2021.

Brazilian Securities and Exchange Commission - CVM and Securities and Exchange Commission – SEC approval the grant registration of the Getnet

On August 10, 2021, Getnet obtained the grant of issuer registration dealing with CVM Instruction n°. 480/09, in category "A" (permission to trade shares in the Brazilian stock exchange market), and on that date the approval of Getnet's registration of a publicly interest entity  by CVM. On August 5, 2021, B3 S.A. - Brasil, Bolsa, Balcão granted Getnet's listing request and admission to the trading of shares and Units issued by Getnet. In Brazil, the cut-off date for delivering the shares was October 15, 2021, with delivery of shares on October 18, 2021, before CVM and B3. The listing process on the U.S. Securities and Exchange Commission (“SEC”) and the National Association of Securities Dealers Automated Quotations (“Nasdaq”) was concluded in October 2021 and the beginning of negotiations in the American market began on October 22, 2021.

On October 18, 2021 the Getnet shares (GETT11, GETT3 and GETT4) started to be traded at B3, and on October 22, 2021 the ADRs (GET) also started to be listed at Nasdaq, thus ending the spin-off process resolved at the Extraordinary Shareholders' Meeting held on March 31, 2021, since the Company's shares and units were delivered to the shareholders of Santander Brazil.

New subsidiary - Getnet Sociedade de Crédito Direto S.A

On February 12, 2021, Getnet received the authorization from BACEN to operate as a Direct Credit Corporation (Sociedade de Crédito Direto – “SCD”), as defined by the BACEN Resolution 4,656/18, following the expansion of our business to offer financial products such as loans directly to merchants during 2021.

Seeking to provide greater legal certainty to this “new Brazilian credit market", the applicable regulation requires SCDs to select their clients based on consistent, verifiable and transparent criteria, including relevant aspects of credit risk assessment. The SCDs are authorized to provide ancillary credit services, limited to an exhaustive list set forth in the regulation, encompassing: (i) credit analysis for third parties; (ii) collection of debts owed by third parties; (iii) acting as insurance representative in distribution of insurance related to credit transactions; and (iv) issuance of electronic currency. Notwithstanding, SCDs are prohibited from having equity interest in financial institutions, and restricted from raising funds from the public, except for the issuance of its own shares.

Transaction with Eyemobile Tecnologia Ltda.

On August 3, 2021 after the satisfaction of the applicable preceding conditions, the Company closed the transaction relating to Getnet's acquisition of interest in Eyemobile Tecnologia Ltda. ("Eyemobile"), with the subsequent corporate conversion of Eyemobile's and an increase in Eyemobile's capital, fully subscribed by Getnet (respectively “Transaction” and "Closing"). Eyemobile is a technology company that operates through the offer of software solutions focused on the payment market, points of sale (“POS”), cash front and events. After the closing, Getnet holds a 60% interest, acquired through a total of R$21.5 million paid in cash for the acquisition of: (i) equity interest of 44% (R$ 11.5 million) and capital increase (R$ 10.0 million) resulting in an increase in the level of ownership interest of 16%. In addition, Getnet may disburse an additional maximum amount of R$ 3.5 million conditioned to certain financial and operational achievements up to 18 months after the closing.

Approval of the financial statements

The consolidated financial statements were authorized for issue by the board of directors on March 09, 2022. The directors have the power to amend and reissue the consolidated financial statements.